DEBT - Mortgage Loan Payable (Q2) (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Face Value	$ 117,132,085	$ 134,022,937
Carrying Value	115,032,981	122,709,308
Fair Value	123,128,492	123,821,490
Mortgages
Debt Instrument [Line Items]
Face Value	$ 117,132,085	125,022,937	$ 62,228,409
Fair Value		$ 123,821,490	$ 62,363,284